8. Deferred and recoverable taxes (Details 2) - Unused Tax Losses [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfDeferredAndRecoverableTaxesLineItems [Line Items]
Income tax losses	R$ 172,547	R$ 190,125
Negative basis of social contribution	172,547	190,125
Gol Linhas Aereas S.A. ("GLA") [Member]
DisclosureOfDeferredAndRecoverableTaxesLineItems [Line Items]
Income tax losses	4,134,099	3,971,845
Negative basis of social contribution	4,134,099	3,971,845
Smiles S.A. ("Smiles") [Member]
DisclosureOfDeferredAndRecoverableTaxesLineItems [Line Items]
Income tax losses	758,289	867,403
Negative basis of social contribution	R$ 758,289	R$ 867,403